FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Warrants Fair Value [Table Text Block]
In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants:

	Issuance date	December 31, 2012	March 31, 2013	June 30, 2013

Risk-free interest rate (1)	1.2%	0.51%	0.48%	0.79%
Expected volatility (2)	80%	70%	58.89%	47.23%
Expected life (in years) (3)	5	3.82	3.57	3.33
Expected dividend yield (4)	0	0	0	0
Fair value:
Warrants	$0.39	$0.81	$1.34	$1.69

Placement agent warrants:

	Issuance date	December 31, 2012	March 31, 2013	June 30, 2013

Risk-free interest rate (1)	0.86%	0.41%	0.36%	0.59%
Expected volatility (2)	75%	59%	57.46%	46.63%
Expected life (in years) (3)	3.93	3.25	3	2.75
Expected dividend yield (4)	0	0	0	0
Fair value:
Warrants	$0.31-0.32	$0.65-0.79	$1.26-1.47	$1.64-1.87

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following tabular presentation reflects the components of the liability associated with such warrants as of June 30, 2013:

Fair value of liability related to warrants

Balance at January 1, 2012	$664,363
Fair value of warrants to investors and service provider	547,000
Change in fair value of warrants	1,606,378

Balance at December 31, 2012	2,817,741
Change in fair value of warrants	2,135,997

Balance at March 31, 2013 (unaudited)	$4,953,738
Change in fair value of warrants	1,663,980
Exercise of warrants (*)	(385,165)

Balance at June 30, 2013 (unaudited)	$6,232,553

(*)	During May and June, 2013, 141,305 and 71,315 Investors and Placement agent warrants, respectively, were exercised to a total amount of 182,552 Common Stock of the Company (See also Note 5b)